Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of amounts recognized in consolidated statement of financial position

	For the year ended December 31,
Right-of-use assets	2025	2024
Land, building and improvements	5,717	7,465
Plant and production equipment	2,029	1,685
Vehicles, furniture and fixtures	1,187	771
	8,933	9,921

Lease liabilities
Current	4,326	3,707
Non-current	5,406	7,010
	9,732	10,717

Schedule of evolution of right-of-use assets and lease liabilities

Right-of-use assets	2025	2024
Balances at the beginning of the year	9,921	10,493
Additions	2,608	619
Contract modifications	(4)	(2)
Depreciation of the year	(3,904)	(3,348)
Translation differences and inflation adjustment	312	2,159
Balances at the end of the year	8,933	9,921

Lease liabilities	2025	2024
Balances at the beginning of the year	10,717	13,981
New contracts	2,608	619
Lease payments	(4,745)	(4,397)
Contract modifications	(5)	(2)
Leases financial cost	664	847
Translation differences and inflation adjustment	493	(331)
Balances at the end of the year	9,732	10,717

Schedule of maturity of lease liabilities

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2025	4,619	1,230	2,257	2,830	10,936
At December 31, 2024	3,966	3,421	1,920	3,057	12,364

Schedule of amounts recognized in consolidated statement of income

	For the year ended December 31,
	2025	2024	2023
Depreciation charge of right-of-use assets
Land, building and improvements	(3,354)	(2,817)	(2,730)
Plant and production equipment	(217)	(219)	(198)
Vehicles, furniture and fixtures	(333)	(312)	(275)
	(3,904)	(3,348)	(3,203)

Financial expenses (Leases financial cost)	(664)	(847)	(446)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(1,261)	(771)	(865)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(832)	(351)	(326)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(279)	(762)	(1,855)

Schedule of minimum lease payments receivable on leases and sub-concession of spaces

	At December 31,
	2025	2024	2023
Within 1 year	167,164	105,455	109,314
Between 1 and 5 years	368,373	273,589	266,875
Later than 5 years	163,572	152,681	160,059
Total	699,109	531,725	536,248